Business Combinations - Whistler Medical Marijuana Corporation ("Whistler") (Details) $ in Thousands		3 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Mar. 01, 2019 CAD ($) shares day	Sep. 21, 2020 shares	Jun. 30, 2019 CAD ($)	Feb. 28, 2019 CAD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2019 CAD ($)
Disclosure of detailed information about business combination [line items]
Consideration transferred			$ 3,181,453			$ 3,181,453
Common shares issued			3,036,810			3,036,810
Loan settlement			6,043			6,043
Funds held in escrow			24,778			24,778
Final
Goodwill			2,416,940			2,416,940
Whistler Medical marijuana Corporation (“Whistler”)
Disclosure of detailed information about business combination [line items]
Consideration transferred	$ 158,101
Number of shares issued for acquisition (in shares) | shares	1,121,736
Common shares issued	$ 130,839
Loan settlement	2,867
Funds held in escrow	24,395
Gross contingent consideration	$ 25,100
Number finder's fees shares issued for acquisition (in shares) | shares	17,258
Fair value of finder's fees shares issued for acquisition	$ 2,100
Gross contingent consideration accounted for as post-combination services	14,900
Share-based compensation					$ 4,500	$ 7,600
Number of shares issued in acquisition for milestone payment (in shares) | shares		2,171,355
Provisional allocation at acquisition
Net identifiable assets acquired, excluding intangible assets	18,238
Intangible assets	31,100
Goodwill	108,763
Adjustments
Net identifiable assets acquired, excluding intangible assets	(517)
Intangible assets	(300)
Goodwill	817
Final
Net identifiable assets acquired, excluding intangible assets	17,721
Intangible assets	30,800
Goodwill	$ 109,580
Revenue of combined entity as if combination occurred at beginning of period			3,600
Loss of combined entity as if combination occurred at beginning of period			$ (1,500)
Revenue of acquiree prior to acquisition date				$ 3,100
Net income of acquiree prior to acquisition date				$ 1,000
Volume weighted average price | Whistler Medical marijuana Corporation (“Whistler”)
Disclosure of detailed information about business combination [line items]
Significant unobservable input, liabilities	9.77
Volume weighted average price, consecutive trading days | Whistler Medical marijuana Corporation (“Whistler”)
Disclosure of detailed information about business combination [line items]
Significant unobservable input, liabilities | day	5